OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
OPERATING LEASES	OPERATING LEASESAs of December 31, 2022, we leased in one vessel (2021: one vessel) from SFL and one vessel (2021: three vessels) from an unrelated third party, all of which are classified as operating leases. Additionally, as of December 31, 2022 and 2021, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.
In total we have leased in eight vessels from SFL, of which one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2022. With reference to Note 27, "Related Party Transactions", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $16,624 for SFL operating lease in 2022 and there was $3.0 million in total profit share for all eight SFL vessels in 2022 recorded as charter hire expense ($9.8 million and $37.9 thousand in 2021 and 2020, respectively). Contingent or variable lease expense for the eight SFL leases was recorded in 2022 as interest expense of $0.6 million. In 2021 and 2020 we recorded the variable lease expense of $2.0 million and $0.7 million, respectively. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years.

For the Ultramax vessel, Golden Hawk, which is chartered in from an unrelated third party, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million. In 2021, the 6-T/C Baltic Exchange Supramax Index exceeded the daily rate of $13,200 and as of December 31, 2021, index linked compensation of $1.75 million was paid in full. In 2021, we extended Golden Hawk lease for approximately one year by using the first extension option in the contract. The daily rate during the first extension period was $13,700. Further, in 2022, we extended Golden Hawk lease for approximately one year by using the second extension option in the contract. The daily rate during the second extension period is $14,200.

Admiral Schmidt and Vitus Bering are 2019-built 104,550 dwt ice-class vessels, chartered in 2019 on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. In May 2022, we suspended time charter agreements with respect to Admiral Schmidt and Vitus Bering and redelivered the vessels to their owners, after understanding that those vessels were financed by owners as part of a sale-leaseback arrangement with a Russian-state owned entity. Exercise of extension options and suspension of the charter contract resulted in reassessment of the lease liability which was recorded as additions to right of use assets and right of use liabilities in the amount of $9.5 million during the first six months of 2022. As suspension agreement expired in November 2022 and vessels were not redelivered back to us, we are relieved from any duties, obligations, liabilities or commitments under the current contracts. Right of use assets, right of use liabilities and other contract related assets were written off and credited to charter hire expense in the total net positive amount of $2.0 million.

Based on the charterparty contracts for Admiral Schmidt and Vitus Bering, for certain trades, a profit-sharing scheme between charterers and the owners comes into force. Up until May 2022, when vessels were redelivered, we did not incur any expenses due to profit sharing schemes (2021: $0.2 million) for these vessels.

For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $17.3 million, $19.3 million and $19.2 million of the non-lease component, or service element, under ship operating expenses for 2022, 2021 and 2020, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.6 million, $0.5 million and $0.5 million is recorded in Administrative expenses in the Consolidated Statement of Operations for 2022, 2021 and 2020, respectively.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	14,001	1,154	5,361	2,223	22,739
Additions and modification	—	3,240	—	229	3,469
Amortization	(1,820)	(1,013)	(3,053)	(357)	(6,243)
Balance as of December 31, 2021	12,181	3,381	2,308	2,095	19,965
Additions	—	3,081	9,484	—	12,565
Amortization	(1,820)	(2,698)	(1,456)	(574)	(6,548)
Modification	—	—	(10,336)	—	(10,336)
Balance as of December 31, 2022	10,361	3,764	—	1,521	15,646

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2022 and 2021, we recorded no impairment of right of use assets for operating leases. In 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first quarter of 2020.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	18,559	4,747	16,470	2,261	42,037
Additions	—	—	—	—	—
Repayments	(2,667)	(4,357)	(9,294)	(201)	(16,519)
Modification	—	3,240	—	—	3,240
Foreign exchange translation	—	—	—	9	9
Balance as of December 31, 2021	15,892	3,630	7,176	2,069	28,767
Additions	—	3,081	9,484	—	12,565
Repayments	(2,537)	(2,874)	(2,214)	(606)	(8,231)
Modification	—	—	(14,446)	—	(14,446)
Foreign exchange translation	—	—	—	(58)	(58)
Balance as of December 31, 2022	13,355	3,837	—	1,405	18,597
Current portion	2,010	3,050	—	486	5,546
Non-current portion	11,345	787	—	919	13,051

Charter hire and office rent expense
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	6,500
2024	4,169
2025	3,369
2026	2,809
2027 and thereafter	4,769
Total minimum lease payments	21,616
Less: Imputed interest	(3,019)
Present value of operating lease liabilities	18,597

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2022, the future rental payments include $1.7 million (2021: $2.2 million, 2020: $2.6 million) in relation to office rent costs and $19.9 million (2021: $30.4 million, 2020: $45.3 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases reflected as charter hire expense was $57.2 million in 2022 (2021: $81.7 million, 2020: $29.0 million), which included $50.1 million for short-term leases (2021: $62.4 million, 2020: $23.5 million). Total cash paid in respect of operating leases was $66.7 million in 2022 (2021: $88.4 million, 2020: $35.7 million). The weighted average discount rate in relation to our operating leases was 5.02%, 5.36% and 5.20% for 2022, 2021 and 2020, respectively. The weighted average lease term was 4.7, 4.5 and 4.4 years in 2022, 2021 and 2020, respectively.

Rental income
As of December 31, 2022, we leased out five vessels on fixed time charter rates (2021: eight vessels) and 30 vessels (2021: 26 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	21,514
2024	—
2025	—
2026	—
2027 and thereafter	—
21,514
An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and as such essentially these contracts are operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of December 31, 2022, the cost and accumulated depreciation of the 35 vessels which were leased out to third parties, were $1,826.7 million and $404.1 million, respectively.
As of December 31, 2021, the cost and accumulated depreciation of the 34 vessels which were leased out to third parties, were $1,637.3 million and $308.1 million, respectively.
OPERATING LEASES	OPERATING LEASESAs of December 31, 2022, we leased in one vessel (2021: one vessel) from SFL and one vessel (2021: three vessels) from an unrelated third party, all of which are classified as operating leases. Additionally, as of December 31, 2022 and 2021, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.
In total we have leased in eight vessels from SFL, of which one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2022. With reference to Note 27, "Related Party Transactions", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $16,624 for SFL operating lease in 2022 and there was $3.0 million in total profit share for all eight SFL vessels in 2022 recorded as charter hire expense ($9.8 million and $37.9 thousand in 2021 and 2020, respectively). Contingent or variable lease expense for the eight SFL leases was recorded in 2022 as interest expense of $0.6 million. In 2021 and 2020 we recorded the variable lease expense of $2.0 million and $0.7 million, respectively. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years.

For the Ultramax vessel, Golden Hawk, which is chartered in from an unrelated third party, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million. In 2021, the 6-T/C Baltic Exchange Supramax Index exceeded the daily rate of $13,200 and as of December 31, 2021, index linked compensation of $1.75 million was paid in full. In 2021, we extended Golden Hawk lease for approximately one year by using the first extension option in the contract. The daily rate during the first extension period was $13,700. Further, in 2022, we extended Golden Hawk lease for approximately one year by using the second extension option in the contract. The daily rate during the second extension period is $14,200.

Admiral Schmidt and Vitus Bering are 2019-built 104,550 dwt ice-class vessels, chartered in 2019 on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. In May 2022, we suspended time charter agreements with respect to Admiral Schmidt and Vitus Bering and redelivered the vessels to their owners, after understanding that those vessels were financed by owners as part of a sale-leaseback arrangement with a Russian-state owned entity. Exercise of extension options and suspension of the charter contract resulted in reassessment of the lease liability which was recorded as additions to right of use assets and right of use liabilities in the amount of $9.5 million during the first six months of 2022. As suspension agreement expired in November 2022 and vessels were not redelivered back to us, we are relieved from any duties, obligations, liabilities or commitments under the current contracts. Right of use assets, right of use liabilities and other contract related assets were written off and credited to charter hire expense in the total net positive amount of $2.0 million.

Based on the charterparty contracts for Admiral Schmidt and Vitus Bering, for certain trades, a profit-sharing scheme between charterers and the owners comes into force. Up until May 2022, when vessels were redelivered, we did not incur any expenses due to profit sharing schemes (2021: $0.2 million) for these vessels.

For operating leases mentioned above and vessels chartered in on short-term time charters, we have allocated the consideration due between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. We have presented a total of $17.3 million, $19.3 million and $19.2 million of the non-lease component, or service element, under ship operating expenses for 2022, 2021 and 2020, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.6 million, $0.5 million and $0.5 million is recorded in Administrative expenses in the Consolidated Statement of Operations for 2022, 2021 and 2020, respectively.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	14,001	1,154	5,361	2,223	22,739
Additions and modification	—	3,240	—	229	3,469
Amortization	(1,820)	(1,013)	(3,053)	(357)	(6,243)
Balance as of December 31, 2021	12,181	3,381	2,308	2,095	19,965
Additions	—	3,081	9,484	—	12,565
Amortization	(1,820)	(2,698)	(1,456)	(574)	(6,548)
Modification	—	—	(10,336)	—	(10,336)
Balance as of December 31, 2022	10,361	3,764	—	1,521	15,646

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2022 and 2021, we recorded no impairment of right of use assets for operating leases. In 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first quarter of 2020.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2020	18,559	4,747	16,470	2,261	42,037
Additions	—	—	—	—	—
Repayments	(2,667)	(4,357)	(9,294)	(201)	(16,519)
Modification	—	3,240	—	—	3,240
Foreign exchange translation	—	—	—	9	9
Balance as of December 31, 2021	15,892	3,630	7,176	2,069	28,767
Additions	—	3,081	9,484	—	12,565
Repayments	(2,537)	(2,874)	(2,214)	(606)	(8,231)
Modification	—	—	(14,446)	—	(14,446)
Foreign exchange translation	—	—	—	(58)	(58)
Balance as of December 31, 2022	13,355	3,837	—	1,405	18,597
Current portion	2,010	3,050	—	486	5,546
Non-current portion	11,345	787	—	919	13,051

Charter hire and office rent expense
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	6,500
2024	4,169
2025	3,369
2026	2,809
2027 and thereafter	4,769
Total minimum lease payments	21,616
Less: Imputed interest	(3,019)
Present value of operating lease liabilities	18,597

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2022, the future rental payments include $1.7 million (2021: $2.2 million, 2020: $2.6 million) in relation to office rent costs and $19.9 million (2021: $30.4 million, 2020: $45.3 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases reflected as charter hire expense was $57.2 million in 2022 (2021: $81.7 million, 2020: $29.0 million), which included $50.1 million for short-term leases (2021: $62.4 million, 2020: $23.5 million). Total cash paid in respect of operating leases was $66.7 million in 2022 (2021: $88.4 million, 2020: $35.7 million). The weighted average discount rate in relation to our operating leases was 5.02%, 5.36% and 5.20% for 2022, 2021 and 2020, respectively. The weighted average lease term was 4.7, 4.5 and 4.4 years in 2022, 2021 and 2020, respectively.

Rental income
As of December 31, 2022, we leased out five vessels on fixed time charter rates (2021: eight vessels) and 30 vessels (2021: 26 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our operating leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	21,514
2024	—
2025	—
2026	—
2027 and thereafter	—
21,514
An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and as such essentially these contracts are operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of December 31, 2022, the cost and accumulated depreciation of the 35 vessels which were leased out to third parties, were $1,826.7 million and $404.1 million, respectively.
As of December 31, 2021, the cost and accumulated depreciation of the 34 vessels which were leased out to third parties, were $1,637.3 million and $308.1 million, respectively.